GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2020

(unaudited)

COMMON STOCKS — 63.2%
	SHARES	VALUE
Software & Services — 10.1%
Adobe, Inc. (a)	8,785	$3,927,774
Autodesk, Inc. (a)	11,965	2,818,236
Blackbaud, Inc.	20,007	987,145
Mastercard, Inc., Class A	20,267	5,849,867
Microsoft Corporation	53,091	10,749,335
PayPal Holdings, Inc. (a)	26,237	4,883,493
salesforce.com, Inc. (a)	12,572	2,920,098
		32,135,948
Capital Goods — 6.1%
A.O. Smith Corporation	36,108	1,866,422
Deere & Company	8,712	1,968,128
Eaton Corporation PLC	30,012	3,114,945
Illinois Tool Works, Inc.	11,220	2,197,774
Rockwell Automation, Inc.	8,926	2,116,533
Trane Technologies PLC	33,689	4,472,215
Westinghouse Air Brake Technologies Corporation	33,630	1,994,259
Xylem, Inc.	21,084	1,837,260
		19,567,536
Retailing — 4.6%
Booking Holdings, Inc. (a)	968	1,570,580
Home Depot, Inc. (The)	13,443	3,585,383
Target Corporation	22,417	3,412,316
TJX Companies, Inc. (The)	55,313	2,809,900
Tractor Supply Company	25,106	3,344,370
		14,722,549
Pharmaceuticals & Biotechnology — 4.5%
AstraZeneca PLC ADR (b)	69,516	3,486,923
Gilead Sciences, Inc.	18,304	1,064,378
Illumina, Inc. (a)	6,510	1,905,477
IQVIA Holdings, Inc. (a)	15,895	2,447,671
Merck & Company, Inc.	55,816	4,197,921

	SHARES	VALUE
Pharmaceuticals & Biotechnology — (continued)
Roche Holding AG ADR (b)	33,882	$1,354,941
		14,457,311
Technology Hardware & Equipment — 4.5%
Apple, Inc.	108,052	11,762,541
Palo Alto Networks, Inc. (a)	11,443	2,531,077
		14,293,618
Healthcare Equipment & Services — 4.3%
Anthem, Inc.	9,997	2,727,182
Baxter International, Inc.	28,987	2,248,521
CVS Health Corp.	31,621	1,773,622
Medtronic PLC	22,868	2,299,835
Quest Diagnostics, Inc.	17,247	2,106,548
Stryker Corporation	12,760	2,577,648
		13,733,356
Media & Entertainment — 3.9%
Alphabet, Inc., Class A (a)	6,286	10,158,867
New York Times Company (The), Class A	59,028	2,341,051
		12,499,918
Semiconductors — 3.3%
Analog Devices, Inc.	24,092	2,855,625
ASML Holding NV (b)	8,209	2,965,173
NVIDIA Corporation	5,794	2,904,880
Xilinx, Inc.	13,861	1,645,162
		10,370,840
Banks — 3.0%
East West Bancorp, Inc.	48,545	1,770,922
First Republic Bank	32,474	4,096,270
KeyCorp	161,925	2,101,787

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
Banks — (continued)
PNC Financial Services Group, Inc. (The)	15,006	$1,678,871
		9,647,850
Renewable Energy & Energy Efficiency — 2.6%
First Solar, Inc. (a)	34,146	2,972,239
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	86,805	3,632,789
Ormat Technologies, Inc.	24,340	1,724,976
		8,330,004
Materials — 2.0%
Ball Corporation	33,458	2,977,762
Ingevity Corporation (a)	43,897	2,409,067
International Flavors & Fragrances, Inc.	9,475	972,704
		6,359,533
Real Estate — 1.9%
American Tower Corporation	10,311	2,367,921
AvalonBay Communities, Inc.	10,785	1,500,517
Boston Properties, Inc.	12,467	902,736
Prologis, Inc.	14,215	1,410,128
		6,181,302
Consumer Durables & Apparel — 1.8%
NIKE, Inc., Class B	24,970	2,998,398
VF Corporation	39,265	2,638,608
		5,637,006
Household & Personal Products — 1.8%
Procter & Gamble Company (The)	17,374	2,381,975
Unilever NV (b)	56,418	3,191,002
		5,572,977
Food & Staples Retailing — 1.7%
Costco Wholesale Corporation	10,528	3,765,023

	SHARES	VALUE
Food & Staples Retailing — (continued)
Sysco Corporation	30,845	$1,706,037
		5,471,060
Insurance — 1.6%
Aflac, Inc.	56,782	1,927,749
Travelers Companies, Inc. (The)	25,349	3,059,878
		4,987,627
Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	9,336	1,136,565
United Parcel Service, Inc., Class B	14,085	2,212,894
		3,349,459
Diversified Financials — 1.0%
Bank of New York Mellon Corporation (The)	48,207	1,656,393
Charles Schwab Corporation (The)	38,304	1,574,677
		3,231,070
Utilities — 1.0%
American Water Works Company, Inc.	21,296	3,205,261
Telecommunication Services — 1.0%
Verizon Communications, Inc.	55,645	3,171,208
Food & Beverage — 0.8%
McCormick & Company, Inc.	14,991	2,706,025
Consumer Services — 0.6%
Starbucks Corporation	21,537	1,872,857
Total Common Stocks
(Cost $127,705,710)		201,504,315

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
BONDS & NOTES — 30.6%
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency — 13.8%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	$3,160,620
Apple, Inc. 3.00%, due 6/20/27 (c)	1,000,000	1,119,364
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	1,073,526
BlueHub Loan Fund, Inc. 2.89%, due 1/1/27	2,000,000	2,004,284
Boston Properties LP 4.50%, due 12/1/28 (c)	3,500,000	4,103,781
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	674,148
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	2,132,900
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,170,950
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	543,368
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	2,142,520
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	542,748
Korea Development Bank (The) 0.959% (3-Month USD Libor+72.5 basis points), due 7/6/22 (b)(d)	1,250,000	1,258,454
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	1,019,372
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	2,166,506

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency — (continued)
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(e)	$1,000,000	$1,089,737
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,528,177
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	2,119,090
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	2,182,100
Starbucks Corporation 2.45%, due 6/15/26 (c)	3,000,000	3,233,670
United States International Development Finance Corporation 3.28%, due 9/15/29	700,314	782,885
United States International Development Finance Corporation 3.33%, due 5/15/33	229,355	261,060
United States International Development Finance Corporation 3.43%, due 6/1/33	216,156	250,623
United States International Development Finance Corporation 3.05%, due 6/15/35	1,420,800	1,595,331
United States International Development Finance Corporation 2.58%, due 7/15/38	3,000,000	3,334,506

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency — (continued)
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	$3,000,000	$3,515,982
		44,005,702
U.S. Government Agencies — 6.2%
Federal Farm Credit Banks Funding Corporation 1.625%, due 9/17/21	3,000,000	3,039,768
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	500,000	538,660
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	3,197,610
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	3,420,885
Federal Home Loan Banks 0.25%, due 6/3/22	3,500,000	3,504,994
Federal Home Loan Banks 1.875%, due 12/9/22	3,000,000	3,105,648
Federal Home Loan Mortgage Corporation 0.45%, due 11/28/23 (c)	3,000,000	3,001,935
		19,809,500
Community Development Financial Institutions — 3.2%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	2,023,874
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,441,299
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	3,191,082
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	2,169,458

	PRINCIPAL AMOUNT	VALUE
Community Development Financial Institutions — (continued)
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	$1,400,000	$1,468,641
		10,294,354
Software & Services — 2.3%
Adobe, Inc. 3.25%, due 2/1/25 (c)	3,500,000	3,870,755
salesforce.com, Inc. 3.70%, due 4/11/28 (c)	3,000,000	3,525,714
		7,396,469
Diversified Financials — 1.7%
American Express Credit Corporation 3.30%, due 5/3/27 (c)	2,000,000	2,257,686
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21 (c)	1,000,000	1,026,325
State Street Corporation 3.10%, due 5/15/23	2,000,000	2,134,050
		5,418,061
Media & Entertainment — 1.5%
Alphabet, Inc. 1.998%, due 8/15/26 (c)	3,500,000	3,737,293

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
Media & Entertainment — (continued)
Oracle Corporation 2.50%, due 5/15/22 (c)	$1,000,000	$1,029,650
		4,766,943
Capital Goods — 1.3%
Trane Technologies Luxembourg Finance SA 3.80%, due 3/21/29 (b)(c)	3,500,000	4,084,930
Real Estate — 0.4%
Healthpeak Properties Inc 3.875%, due 8/15/24 (c)	1,000,000	1,101,096
Healthy Living — 0.2%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(e)	500,000	592,767
Total Bonds & Notes
(Cost $91,877,541)		97,469,822

SHORT-TERM INVESTMENTS — 5.8%
UMB Money Market Fiduciary Account, 0.01% (f) (Cost $18,351,381)		18,351,381
Total Short-term Investments
(Cost $18,351,381)		18,351,381
TOTAL INVESTMENTS — 99.6%
(Cost $237,934,632)		317,325,518
Other Assets Less Liabilities — 0.4%		1,217,170
NET ASSETS — 100.0%		$318,542,688

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Floating rate bond. Rate shown is currently in effect at October 31, 2020.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,682,504.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2020

(unaudited)

COMMON STOCKS — 99.8%
	SHARES	VALUE
Software & Services — 24.1%
Accenture PLC, Class A (a)	15,683	$3,401,799
Adobe, Inc. (b)	11,859	5,302,159
ANSYS, Inc. (b)	2,111	642,525
Autodesk, Inc. (b)	5,401	1,272,152
Automatic Data Processing, Inc.	10,593	1,673,270
Cadence Design Systems, Inc. (b)	6,893	753,887
Citrix Systems, Inc.	2,880	326,218
Cognizant Technology Solutions Corporation, Class A	13,327	951,814
Fortinet, Inc. (b)	3,369	371,837
International Business Machines Corporation	21,880	2,443,121
Intuit, Inc.	6,421	2,020,560
Mastercard, Inc., Class A	22,006	6,351,812
Microsoft Corporation	177,375	35,913,116
NortonLifeLock, Inc.	13,741	282,652
Okta, Inc. (b)	2,868	601,792
Oracle Corporation	50,466	2,831,647
Paycom Software, Inc. (b)	1,220	444,190
PayPal Holdings, Inc. (b)	27,468	5,112,619
salesforce.com, Inc. (b)	22,146	5,143,851
ServiceNow, Inc. (b)	4,697	2,337,086
Slack Technologies, Inc., Class A (b)	9,405	240,580
Splunk, Inc. (b)	3,918	775,921
Teradata Corporation (b)	2,680	49,232
Visa, Inc., Class A	41,529	7,546,235
VMware, Inc., Class A (b)	2,061	265,313
Western Union Company (The)	10,089	196,130
Workday, Inc., Class A (b)	4,290	901,415
		88,152,933
Media & Entertainment — 12.8%
Alphabet, Inc., Class A (b)	7,387	11,938,205
Alphabet, Inc., Class C (b)	7,450	12,076,524
Discovery, Inc., Class A (b)	3,926	79,462
Discovery, Inc., Class C (b)	7,908	144,874
Electronic Arts, Inc. (b)	7,113	852,351
Facebook, Inc., Class A (b)	59,213	15,579,532
John Wiley & Sons, Inc., Class A	1,100	34,056
Liberty Global PLC, Class A (a)(b)	4,029	76,470

	SHARES	VALUE
Media & Entertainment — (continued)
Liberty Global PLC, Series C (a)(b)	9,598	$179,099
New York Times Company (The), Class A	3,454	136,986
Omnicom Group, Inc.	5,351	252,567
Scholastic Corporation	689	13,615
Walt Disney Company (The)	44,495	5,395,019
		46,758,760
Pharmaceuticals & Biotechnology — 6.6%
AbbVie, Inc.	43,494	3,701,339
Agilent Technologies, Inc.	7,630	778,947
Amgen, Inc.	14,479	3,141,074
Biogen, Inc. (b)	4,019	1,013,069
BioMarin Pharmaceutical, Inc. (b)	4,436	330,171
Bio-Techne Corporation	938	236,761
Bristol-Myers Squibb Company	55,711	3,256,308
Gilead Sciences, Inc.	30,877	1,795,498
IQVIA Holdings, Inc. (b)	4,707	724,831
Jazz Pharmaceuticals PLC (a)(b)	1,358	195,688
Merck & Company, Inc.	62,132	4,672,948
Mettler-Toledo International, Inc. (b)	591	589,765
Vertex Pharmaceuticals, Inc. (b)	6,384	1,330,170
Waters Corporation (b)	1,520	338,686
Zoetis, Inc.	11,700	1,855,035
		23,960,290
Semiconductors — 6.2%
Advanced Micro Devices, Inc. (b)	28,843	2,171,589
Analog Devices, Inc.	9,082	1,076,489
Applied Materials, Inc.	22,592	1,338,124
Intel Corporation	104,252	4,616,279
Lam Research Corporation	3,578	1,223,962
Microchip Technology, Inc.	6,009	631,426
NVIDIA Corporation	15,143	7,592,095
Skyworks Solutions, Inc.	4,125	582,821

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
Semiconductors — (continued)
Texas Instruments, Inc.	22,591	$3,266,433
		22,499,218
Capital Goods — 5.5%
3M Company	14,167	2,266,153
A.O. Smith Corporation	3,316	171,404
AGCO Corporation	1,553	119,628
Air Lease Corporation, Class A	2,626	71,532
Allegion PLC (a)	2,265	223,102
Applied Industrial Technologies, Inc.	937	57,204
Builders FirstSource, Inc. (b)	2,894	87,688
Caterpillar, Inc.	13,332	2,093,791
Cummins, Inc.	3,646	801,719
Deere & Company	7,328	1,655,468
Dover Corporation	3,578	396,120
Eaton Corporation PLC	9,884	1,025,860
EMCOR Group, Inc.	1,347	91,852
Fastenal Company	14,140	611,272
Flowserve Corporation	3,223	93,854
Fortive Corporation	7,421	457,134
Fortune Brands Home & Security, Inc.	3,388	273,988
Graco, Inc.	4,090	253,171
Granite Construction, Inc.	1,156	22,322
H&E Equipment Services, Inc.	741	15,591
HD Supply Holdings, Inc. (b)	3,983	158,762
Illinois Tool Works, Inc.	7,791	1,526,101
Lennox International, Inc.	846	229,824
Lincoln Electric Holdings, Inc.	1,385	141,021
Masco Corporation	6,455	345,988
Meritor, Inc. (b)	1,697	41,305
Middleby Corporation (The) (b)	1,365	135,872
Owens Corning	2,664	174,412
PACCAR, Inc.	8,536	728,804
Parker-Hannifin Corporation	3,172	660,918
Quanta Services, Inc.	3,381	211,076
Rockwell Automation, Inc.	2,865	679,349
Roper Technologies, Inc.	2,573	955,458
Sensata Technologies Holding NV (b)	3,862	168,808
Snap-on, Inc.	1,268	199,748

	SHARES	VALUE
Capital Goods — (continued)
Spirit AeroSystems Holdings, Inc., Class A	2,596	$47,221
Stanley Black & Decker, Inc.	3,815	634,053
Tennant Company	432	25,756
Timken Company (The)	1,640	97,908
Trane Technologies PLC (a)	5,899	783,092
United Rentals, Inc. (b)	1,762	314,147
W.W. Grainger, Inc.	1,112	389,222
Westinghouse Air Brake Technologies Corporation	4,423	262,284
Xylem, Inc.	4,404	383,765
		20,083,747
Food & Beverage — 4.3%
Archer-Daniels-Midland Company	13,746	635,615
Bunge Ltd.	3,496	198,328
Campbell Soup Company	4,448	207,588
Coca-Cola Company (The)	100,468	4,828,492
Darling Ingredients, Inc. (b)	3,977	171,011
General Mills, Inc.	14,935	882,957
Hormel Foods Corporation	7,254	353,197
Ingredion, Inc.	1,646	116,685
JM Smucker Company (The)	2,797	313,824
Kellogg Company	6,294	395,830
Kraft Heinz Company (The)	16,458	503,450
Lamb Weston Holdings, Inc.	3,574	226,771
McCormick & Company, Inc.	3,053	551,097
Mondelez International, Inc., Class A	35,149	1,867,115
PepsiCo, Inc.	34,149	4,551,720
		15,803,680
Healthcare Equipment & Services — 4.1%
ABIOMED, Inc. (b)	1,104	278,076
Align Technology, Inc. (b)	1,832	780,579
AmerisourceBergen Corporation	3,746	359,878
Becton, Dickinson and Company	7,136	1,649,344
Cardinal Health, Inc.	7,197	329,551
Centene Corporation (b)	14,270	843,357
Cerner Corporation	7,537	528,268
Cigna Corporation	9,102	1,519,761

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Cooper Cos., Inc. (The)	1,306	$416,679
DaVita, Inc. (b)	1,980	170,775
DENTSPLY SIRONA, Inc.	5,380	253,882
Edwards Lifesciences Corporation (b)	15,278	1,095,280
HCA Healthcare, Inc.	6,664	825,936
Henry Schein, Inc. (b)	3,505	222,848
Hologic, Inc. (b)	6,329	435,562
Humana, Inc.	3,257	1,300,455
IDEXX Laboratories, Inc. (b)	2,099	891,697
Laboratory Corporation of America Holdings (b)	2,382	475,852
MEDNAX, Inc. (b)	2,055	26,201
Patterson Companies, Inc.	2,118	52,685
Quest Diagnostics, Inc.	3,282	400,864
ResMed, Inc.	3,570	685,226
Select Medical Holdings Corporation (b)	2,676	56,142
Teladoc Health, Inc. (b)	2,817	553,428
Varian Medical Systems, Inc. (b)	2,230	385,344
West Pharmaceutical Services, Inc.	1,819	494,895
		15,032,565
Diversified Financials — 4.1%
Ally Financial, Inc.	9,168	244,602
American Express Company	16,869	1,539,128
Ameriprise Financial, Inc.	3,002	482,812
Bank of New York Mellon Corporation (The)	19,726	677,785
BlackRock, Inc.	3,753	2,248,835
Charles Schwab Corporation (The)	37,638	1,547,298
CME Group, Inc.	8,832	1,331,159
Equitable Holdings, Inc.	9,964	214,126
FactSet Research Systems, Inc.	930	285,045
Franklin Resources, Inc.	7,253	135,994
Intercontinental Exchange, Inc.	13,477	1,272,229
Invesco Ltd.	9,585	125,659
Moody’s Corporation	4,162	1,094,190
Northern Trust Corporation	4,838	378,670
S&P Global, Inc.	5,934	1,915,080
State Street Corporation	8,617	507,541

	SHARES	VALUE
Diversified Financials — (continued)
T. Rowe Price Group, Inc.	5,610	$710,563
Voya Financial, Inc.	3,101	148,631
		14,859,347
Retailing — 4.0%
AutoNation, Inc. (b)	1,394	79,082
Best Buy Company, Inc.	5,751	641,524
Booking Holdings, Inc. (b)	1,009	1,637,103
Buckle, Inc. (The)	702	16,820
CarMax, Inc. (b)	3,984	344,377
Foot Locker, Inc.	2,580	95,150
GameStop Corporation, Class A (b)	1,228	12,857
Gap, Inc. (The)	5,511	107,189
Home Depot, Inc. (The)	26,495	7,066,482
Kohl’s Corporation	3,818	81,285
LKQ Corporation (b)	7,096	227,001
Lowe’s Companies, Inc.	18,613	2,942,715
Nordstrom, Inc.	2,708	32,767
ODP Corporation (The)	1,322	25,779
Pool Corporation	981	343,183
Signet Jewelers Ltd.	1,290	28,741
Tiffany & Company	2,673	349,735
Tractor Supply Company	2,829	376,851
Ulta Beauty, Inc. (b)	1,314	271,696
		14,680,337
Household & Personal Products — 3.5%
Clorox Company (The)	3,108	644,133
Colgate-Palmolive Company	20,031	1,580,245
Estee Lauder Companies, Inc. (The), Class A	5,535	1,215,818
Kimberly-Clark Corporation	8,396	1,113,226
Procter & Gamble Company (The)	60,931	8,353,640
		12,907,062
Real Estate — 3.2%
American Tower Corporation	10,920	2,507,778
AvalonBay Communities, Inc.	3,492	485,842
Boston Properties, Inc.	3,613	261,617

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
Real Estate — (continued)
CBRE Group, Inc., Class A (b)	8,198	$413,179
Corporate Office Properties Trust	2,759	61,884
Digital Realty Trust, Inc.	6,611	953,967
Duke Realty Corporation	9,042	343,506
Equinix, Inc.	2,181	1,594,835
Equity Residential	9,109	427,941
Federal Realty Investment Trust	1,765	121,397
Healthpeak Properties, Inc.	13,394	361,236
Host Hotels & Resorts, Inc.	17,313	181,440
Iron Mountain, Inc.	7,071	184,270
Jones Lang LaSalle, Inc.	1,268	143,107
Macerich Company (The)	2,614	18,194
PotlatchDeltic Corporation	1,645	68,350
Prologis, Inc.	18,204	1,805,837
Realogy Holdings Corporation (b)	2,839	31,683
SBA Communications Corporation, Class A	2,754	799,679
Simon Property Group, Inc.	7,489	470,384
UDR, Inc.	7,380	230,551
Vornado Realty Trust	3,991	122,643
		11,589,320
Materials — 3.1%
Air Products & Chemicals, Inc.	5,441	1,503,022
Albemarle Corporation	2,601	242,439
Amcor PLC (a)	38,533	401,899
Avery Dennison Corporation	2,042	282,592
Axalta Coating Systems Ltd. (b)	5,151	129,342
Ball Corporation	8,044	715,916
Compass Minerals International, Inc.	835	50,417
Domtar Corporation	1,357	32,405
Ecolab, Inc.	6,282	1,153,313
H.B. Fuller Company	1,275	57,694
International Flavors & Fragrances, Inc.	2,119	217,537
Linde PLC (a)	12,936	2,850,318
Minerals Technologies, Inc.	830	45,393
Mosaic Company (The)	8,847	163,670
Newmont Corporation	19,779	1,242,912
PPG Industries, Inc.	5,781	749,911

	SHARES	VALUE
Materials — (continued)
Schnitzer Steel Industries, Inc., Class A	666	$13,986
Sealed Air Corporation	3,826	151,471
Sherwin-Williams Company (The)	2,014	1,385,592
Sonoco Products Company	2,471	120,807
		11,510,636
Consumer Services — 2.5%
Aramark	5,623	155,982
Choice Hotels International, Inc.	893	78,004
Darden Restaurants, Inc.	3,190	293,225
Domino’s Pizza, Inc.	961	363,565
Hilton Worldwide Holdings, Inc.	6,800	597,108
Jack in the Box, Inc.	523	41,871
Marriott International, Inc., Class A	6,827	634,092
McDonald’s Corporation	18,319	3,901,947
Royal Caribbean Cruises Ltd.	4,361	246,048
Starbucks Corporation	28,784	2,503,057
Vail Resorts, Inc.	986	228,791
		9,043,690
Technology Hardware & Equipment — 2.5%
Cisco Systems, Inc.	103,913	3,730,477
Cognex Corporation	4,216	277,834
CommScope Holding Company, Inc. (b)	4,817	42,871
Corning, Inc.	18,818	601,612
Dell Technologies, Inc., Class C (b)	5,917	356,558
F5 Networks, Inc. (b)	1,500	199,410
Flex Ltd. (b)	12,229	173,040
Hewlett Packard Enterprise Company	31,313	270,544
HP, Inc.	35,291	633,826
Keysight Technologies, Inc. (b)	4,564	478,627
Motorola Solutions, Inc.	4,194	662,904
Plantronics, Inc.	821	16,026
TE Connectivity Ltd. (a)	8,154	789,960
Trimble, Inc. (b)	6,122	294,652
Xerox Corporation	4,490	78,036

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
Technology Hardware & Equipment — (continued)
Zebra Technologies Corporation, Class A (b)	1,300	$368,732
		8,975,109
Transportation — 2.4%
AMERCO	244	84,707
ArcBest Corporation	622	18,983
Avis Budget Group, Inc. (b)	1,356	45,657
C.H. Robinson Worldwide, Inc.	3,305	292,261
CSX Corporation	18,884	1,490,703
Delta Air Lines, Inc.	3,877	118,791
Echo Global Logistics, Inc. (b)	657	17,719
Expeditors International of Washington, Inc.	4,076	360,196
Kansas City Southern	2,326	409,702
Ryder System, Inc.	1,311	64,580
Southwest Airlines Company	3,635	143,692
Union Pacific Corporation	16,716	2,961,908
United Parcel Service, Inc., Class B	17,337	2,723,816
		8,732,715
Insurance — 2.2%
Allstate Corporation (The)	7,755	688,256
Arthur J. Gallagher & Company	4,655	482,770
Chubb Ltd. (a)	11,125	1,445,249
Hartford Financial Services Group, Inc. (The)	8,761	337,474
Lincoln National Corporation	4,748	166,655
Loews Corporation	6,221	215,744
Marsh & McLennan Companies, Inc.	12,564	1,299,872
Principal Financial Group, Inc.	6,728	263,872
Progressive Corporation (The)	14,409	1,324,187
Prudential Financial, Inc.	9,784	626,372
Travelers Companies, Inc. (The)	6,249	754,317
Willis Towers Watson PLC (a)	3,153	575,359
		8,180,127
Renewable Energy & Energy Efficiency — 2.2%
Acuity Brands, Inc.	974	86,822

	SHARES	VALUE
Renewable Energy & Energy Efficiency — (continued)
Itron, Inc. (b)	930	$63,194
Johnson Controls International, PLC	18,358	774,891
Ormat Technologies, Inc.	1,007	71,366
Tesla, Inc. (b)	18,270	7,089,491
		8,085,764
Consumer Durables & Apparel — 1.8%
Callaway Golf Company	2,170	33,613
Capri Holdings Ltd. (a)(b)	3,433	72,848
Columbia Sportswear Company	732	54,600
Deckers Outdoor Corporation (b)	688	174,319
Ethan Allen Interiors, Inc.	540	8,667
Garmin Ltd. (a)	3,506	364,694
Hanesbrands, Inc.	8,553	137,447
Hasbro, Inc.	3,229	267,103
La-Z-Boy, Inc.	1,142	39,091
Mattel, Inc. (b)	8,527	117,417
Meritage Homes Corporation (b)	915	79,687
Mohawk Industries, Inc. (b)	1,484	153,134
Newell Brands, Inc.	9,898	174,799
NIKE, Inc., Class B	30,557	3,669,284
PVH Corporation	1,745	101,716
Under Armour, Inc., Class A (b)	4,726	65,408
Under Armour, Inc., Class C (b)	4,725	57,787
VF Corporation	8,187	550,166
Whirlpool Corporation	1,527	282,434
Wolverine World Wide, Inc.	2,029	54,113
		6,458,327
Telecommunication Services — 1.6%
CenturyLink, Inc.	22,817	196,683
Verizon Communications, Inc.	101,847	5,804,260
		6,000,943
Banks — 1.6%
Bank of Hawaii Corporation	987	59,852
Cathay General Bancorp	1,856	43,672
CIT Group, Inc.	2,417	71,181
Citizens Financial Group, Inc.	10,644	290,049

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
Banks — (continued)
Comerica, Inc.	3,437	$156,418
First Republic Bank	4,195	529,157
Heartland Financial USA, Inc.	808	26,616
International Bancshares Corporation	1,353	37,451
KeyCorp	24,327	315,764
M&T Bank Corporation	3,197	331,145
New York Community Bancorp, Inc.	11,307	93,961
Old National Bancorp	4,043	56,521
People’s United Financial, Inc.	10,413	111,107
PNC Financial Services Group, Inc. (The)	10,471	1,171,495
Regions Financial Corporation	23,547	313,175
Signature Bank	1,320	106,577
SVB Financial Group (b)	1,264	367,445
Truist Financial Corporation	33,241	1,400,111
Umpqua Holdings Corporation	5,417	68,037
Zions Bancorp NA	4,016	129,596
		5,679,330
Commercial & Professional Services — 0.7%
ACCO Brands Corporation	2,208	11,636
ASGN, Inc. (b)	1,273	84,884
Copart, Inc. (b)	5,227	576,852
Deluxe Corporation	1,015	21,762
Exponent, Inc.	1,265	88,031
Heidrick & Struggles International, Inc.	506	11,562
HNI Corporation	1,054	34,308
ICF International, Inc.	464	30,341
IHS Markit, Ltd. (a)	9,356	756,620
Interface, Inc.	1,302	7,981
Kelly Services, Inc., Class A	787	13,678
Knoll, Inc.	1,272	14,577
ManpowerGroup, Inc.	1,434	97,326
Resources Connection, Inc.	760	8,162
Robert Half International, Inc.	2,813	142,591
Steelcase, Inc., Class A	2,064	21,548
Tetra Tech, Inc.	1,338	135,017
TransUnion	4,641	369,702

	SHARES	VALUE
Commercial & Professional Services — (continued)
TrueBlue, Inc. (b)	889	$13,797
		2,440,375
Food & Staples Retailing — 0.3%
Kroger Co. (The)	19,405	625,035
Sysco Corporation	11,891	657,691
		1,282,726
Automobiles & Components — 0.3%
Aptiv PLC (a)	6,566	633,553
Autoliv, Inc. (a)	2,027	153,647
BorgWarner, Inc.	5,991	209,565
Harley-Davidson, Inc.	3,730	122,643
		1,119,408
Utilities — 0.2%
American Water Works Company, Inc.	4,434	667,361
Essential Utilities, Inc.	5,713	235,376
		902,737
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,004	61,623
United Natural Foods, Inc. (b)	1,318	19,203
		80,826
Total Common Stocks
(Cost $204,066,090)		364,819,972

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	concluded

VALUE
SHORT-TERM INVESTMENTS — 0.3%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $1,100,308)	$1,100,308
Total Short-term Investments
(Cost $1,100,308)	1,100,308
TOTAL INVESTMENTS — 100.1%
(Cost $205,166,398)	365,920,280
Other Assets Less Liabilities—(0.1)%	(256,085)
NET ASSETS — 100.0%	$365,664,195

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2020

(unaudited)

COMMON STOCKS — 98.4%
	SHARES	VALUE
Japan — 26.0%
Aeon Company, Ltd.	16,500	$421,545
Ajinomoto Company, Inc.	11,600	233,053
Asahi Kasei Corporation	31,500	272,966
Astellas Pharma, Inc.	46,700	640,394
Benesse Holdings, Inc.	1,700	40,079
Daifuku Co., Ltd.	2,500	257,795
Dai-ichi Life Holdings, Inc.	27,000	403,256
Daiichi Sankyo Company Ltd.	42,800	1,129,649
Daikin Industries Ltd.	6,300	1,178,940
Daiwa House Industry Company, Ltd.	14,200	373,102
Denso Corporation	10,900	507,903
Eisai Company, Ltd.	6,400	497,623
Fujitsu Ltd.	5,000	591,573
Hankyu Hanshin Holdings, Inc.	5,900	180,147
Hitachi Metals Ltd.	5,200	68,959
Honda Motor Company, Ltd.	41,000	969,771
Kansai Paint Company Ltd.	4,500	116,020
Kao Corp.	12,100	861,504
KDDI Corp.	40,600	1,098,433
Keio Corporation	2,600	151,105
Kikkoman Corporation	3,700	184,261
Kobe Bussan Company Ltd.	3,200	90,032
Komatsu Ltd.	22,200	500,510
Kyushu Railway Company	3,900	82,957
Mitsui Chemicals, Inc.	4,800	122,939
Miura Company Ltd.	2,300	108,363
MS&AD Insurance Group Holdings, Inc.	11,100	303,754
Murata Manufacturing Company, Ltd.	14,400	1,009,853
NGK Insulators Ltd.	6,600	94,285
Nikon Corporation	7,400	45,098
Nintendo Company, Ltd.	2,800	1,513,929
Nippon Express Company, Ltd.	1,900	106,551
Nippon Paint Holdings Company Ltd.	3,700	333,296
Nippon Yusen KK	4,000	73,830
Nitto Denko Corporation	4,000	281,023
Nomura Real Estate Master Fund, Inc.	110	131,357
Nomura Research Institute Ltd.	8,200	241,715
NTT DOCOMO, Inc.	28,500	1,061,203

	SHARES	VALUE
Japan — (continued)
Odakyu Electric Railway Company Ltd.	7,500	$180,994
Omron Corporation	4,700	339,368
Panasonic Corporation	55,600	513,607
Rakuten, Inc.	22,100	215,015
Resona Holdings, Inc.	51,700	170,454
SCSK Corporation	1,400	69,610
Sekisui Chemical Company, Ltd.	8,800	137,177
Sekisui House Ltd.	15,600	259,168
SG Holdings Company Ltd.	8,000	192,963
Shimizu Corporation	14,400	99,984
Shionogi & Company Ltd.	6,600	311,322
Sompo Holdings, Inc.	8,400	313,621
Sony Corporation	31,900	2,659,391
Stanley Electric Company Ltd.	3,400	96,831
Sumitomo Chemical Company, Ltd.	38,200	124,959
Sumitomo Metal Mining Company, Ltd.	5,700	177,177
Sumitomo Mitsui Trust Holdings, Inc.	8,500	228,543
Suntory Beverage & Food Ltd.	3,500	120,707
Sysmex Corporation	4,200	394,501
Teijin Ltd.	4,900	75,058
Tokyo Century Corporation	1,200	58,834
Tokyo Electron Ltd.	3,800	1,019,961
Tokyu Corp.	12,800	151,868
Toray Industries, Inc.	34,900	157,919
West Japan Railway Company	4,200	180,168
Yamaha Corporation	3,500	165,918
Yaskawa Electric Corporation	6,000	233,303
Yokogawa Electric Corporation	6,100	89,678
		25,016,872
Germany — 12.2%
adidas AG (a)	4,807	1,428,229
Allianz SE	10,529	1,854,790
Beiersdorf AG	2,538	265,761
Deutsche Boerse AG	4,791	705,994
Henkel AG & Company KGaA	2,570	232,345
Henkel AG & Company KGaA (b)	4,549	442,680
Merck KGaA	3,264	483,516

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
Germany — (continued)
METRO AG	4,286	$42,031
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,532	827,847
SAP SE	26,367	2,813,042
Sartorius AG (b)	893	378,001
Siemens AG	19,304	2,264,742
		11,738,978
Switzerland — 9.3%
Alcon, Inc. (a)	12,413	705,680
Coca-Cola HBC AG (a)	5,030	114,258
Givaudan SA	233	950,108
Kuehne + Nagel International AG	1,356	271,000
Lonza Group AG	1,882	1,140,261
Roche Holding AG	14,306	4,596,719
Sonova Holding AG (a)	1,372	325,651
Swiss Re AG	7,404	531,287
Swisscom AG	659	335,150
		8,970,114
France — 8.1%
Accor SA (a)	4,797	122,269
Amundi SA (a)(c)	1,536	100,752
AXA SA	49,001	786,944
Carrefour SA	15,518	241,187
Cie Generale des Etablissements Michelin SCA	4,295	463,879
CNP Assurances (a)	4,135	46,638
Danone SA	15,639	867,449
Gecina SA	1,209	150,094
Getlink SE (a)	11,250	151,319
JCDecaux SA (a)	2,241	34,590
L’Oreal SA	6,358	2,054,878
Natixis SA (a)	24,466	56,988
Orange SA	50,102	562,647
Schneider Electric SE	13,950	1,695,070
SEB SA	570	92,636
Unibail-Rodamco-Westfield	3,445	139,461

	SHARES	VALUE
France — (continued)
Valeo SA	5,870	$177,581
		7,744,382
Canada — 7.5%
Agnico Eagle Mines Ltd.	6,122	484,641
Bank of Montreal	16,228	966,274
Bank of Nova Scotia (The)	30,669	1,274,134
Canadian National Railway Company	17,904	1,778,574
Canadian Tire Corp. Ltd., Class A	1,454	162,371
CGI, Inc. (a)	5,771	358,094
Cronos Group, Inc. (a)	5,165	27,409
First Capital Real Estate Investment Trust	2,474	21,949
Gildan Activewear, Inc.	4,955	102,648
Intact Financial Corporation	3,633	375,271
Magna International, Inc.	7,126	363,868
Metro, Inc.	6,344	295,939
Open Text Corporation	6,851	251,712
Ritchie Bros Auctioneers, Inc.	2,795	169,425
Rogers Communications, Inc., Class B	9,073	368,559
WSP Global, Inc.	2,810	177,737
		7,178,605
United Kingdom — 6.6%
Associated British Foods PLC	8,875	195,178
Barratt Developments PLC (a)	25,176	157,364
Berkeley Group Holdings PLC	3,143	165,254
British Land Company PLC (The)	22,150	100,027
Burberry Group PLC	10,074	176,929
Coca-Cola European Partners PLC	5,105	182,300
Compass Group PLC	45,228	619,071
Croda International PLC	3,310	258,708
InterContinental Hotels Group PLC (a)	4,376	222,346
J Sainsbury PLC	45,176	117,918
JD Sports Fashion PLC	10,931	105,162
Johnson Matthey PLC	4,834	134,565

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
United Kingdom — (continued)
Kingfisher PLC (a)	52,641	$195,772
Mondi PLC	12,385	234,737
RELX PLC	48,803	965,710
Schroders PLC	3,090	104,682
Segro PLC	29,940	349,843
Taylor Wimpey PLC (a)	91,752	125,712
Unilever PLC	29,453	1,678,500
Whitbread PLC (a)	5,096	141,887
Wm Morrison Supermarkets PLC	60,411	127,521
		6,359,186
Netherlands — 5.8%
Akzo Nobel NV	4,844	465,951
ASML Holding NV	10,746	3,888,058
Koninklijke DSM NV	4,374	699,545
Wolters Kluwer NV	6,856	555,125
		5,608,679
Denmark — 5.1%
Coloplast A/S, Class B	2,981	435,950
GN Store Nord A/S	3,286	236,582
H Lundbeck A/S	1,779	50,153
Novo Nordisk A/S, Class B	43,534	2,775,974
Novozymes A/S	5,227	314,358
Pandora A/S	2,494	197,848
Vestas Wind Systems A/S	4,985	855,247
		4,866,112
Australia — 4.8%
ASX Ltd.	4,833	270,618
BlueScope Steel Ltd.	13,024	134,519
Brambles Ltd.	38,618	260,448
Coca-Cola Amatil Ltd.	13,053	114,105
Cochlear Ltd.	1,647	245,820
Coles Group Ltd.	33,453	417,898
Dexus	27,281	165,049
Evolution Mining Ltd.	40,648	159,355
Goodman Group	41,934	542,749
GPT Group (The)	48,176	136,445
Insurance Australia Group Ltd.	57,754	193,860
Lendlease Group	16,641	139,985

	SHARES	VALUE
Australia — (continued)
Mirvac Group	99,422	$147,438
Newcrest Mining Ltd.	20,309	421,151
Ramsay Health Care Ltd.	4,589	201,060
SEEK Ltd.	8,075	122,087
Stockland	59,919	162,022
Sydney Airport	33,271	127,563
Transurban Group	69,246	655,727
		4,617,899
Hong Kong — 2.4%
BOC Hong Kong Holdings Ltd.	92,000	255,529
Hang Seng Bank Ltd.	19,317	297,599
Hong Kong Exchanges & Clearing Ltd.	30,520	1,462,479
MTR Corporation Ltd.	39,167	194,083
Swire Pacific Ltd. A Shares	13,500	61,563
Swire Properties Ltd.	29,400	78,894
		2,350,147
Sweden — 2.4%
Boliden AB	6,985	190,475
Electrolux AB	5,714	128,841
Essity AB, Class B	15,406	445,901
Husqvarna AB B Shares	10,913	112,531
ICA Gruppen AB	2,519	119,245
Skandinaviska Enskilda Banken AB, Class A (a)	41,343	354,775
Svenska Cellulosa AB SCA, Class B (a)	14,903	201,586
Svenska Handelsbanken AB A Shares (a)	39,058	316,474
Tele2 AB B Shares	12,759	150,581
Telia Company AB	62,973	240,944
		2,261,353
Ireland — 1.4%
CRH PLC (d)	51	1,790
CRH PLC (e)	19,624	686,700
DCC PLC	2,482	161,286

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	continued

	SHARES	VALUE
Ireland — (continued)
Kerry Group PLC, Class A	4,041	$483,731
		1,333,507
Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	166,938	481,662
Industria de Diseno Textil SA	27,608	681,644
		1,163,306
Singapore — 1.0%
CapitaLand Ltd.	62,111	116,874
City Developments Ltd.	10,600	49,223
DBS Group Holdings Ltd.	45,349	675,488
Singapore Exchange Ltd.	20,600	130,647
		972,232
Jersey — 0.8%
Ferguson PLC	5,628	558,980
WPP PLC	31,279	249,835
		808,815
Finland — 0.8%
Elisa Oyj	3,512	172,686
Orion Oyj, Class B	2,729	116,804
UPM-Kymmene OYJ	13,413	379,049
Wartsila OYJ Abp	10,846	86,194
		754,733
Italy — 0.8%
Intesa Sanpaolo SpA (a)	418,925	695,476
Pirelli & C SpA (a)(c)	10,048	41,896
		737,372
New Zealand — 0.7%
Auckland International Airport Ltd. (a)	31,198	144,319
Fisher & Paykel Healthcare Corporation Ltd.	14,377	332,603

	SHARES	VALUE
New Zealand — (continued)
Meridian Energy Ltd.	33,130	$116,115
Ryman Healthcare Ltd.	10,576	97,871
		690,908
Norway — 0.7%
Mowi ASA	11,055	174,645
Orkla ASA	18,592	175,504
Telenor ASA	18,199	281,215
		631,364
Belgium — 0.5%
KBC Group NV	6,362	314,336
Umicore SA	4,885	188,329
		502,665
Austria — 0.2%
Erste Group Bank AG (a)	7,087	145,681
Portugal — 0.1%
Jeronimo Martins SGPS SA	6,368	101,151
Total Common Stocks
(Cost $88,832,863)		94,554,061

SHORT-TERM INVESTMENTS — 0.9%
UMB Money Market Fiduciary Account, 0.01% (f) (Cost $885,288)		885,288
Total Short-term Investments
(Cost $885,288)		885,288
TOTAL INVESTMENTS — 99.3%
(Cost $89,718,151)		95,439,349
Other Assets Less Liabilities — 0.7%		668,627
NET ASSETS — 100.0%		$96,107,976

4

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2020
(unaudited)	concluded

(a)	Non-income producing security.
(b)	Preference shares.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $142,648.
(d)	Shares of this security are traded on the London Stock Exchange.
(e)	Shares of this security are traded on the Irish Stock Exchange.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.

5